Schedule of Unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Deductible temporary differences	$ 21,333	$ 21,704
Tax loss carryforwards	192,030	203,178
Unrecognized deferred tax assets	$ 213,363	$ 224,882